Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands		7 Months Ended	12 Months Ended
		Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit (loss)			R$ 217,833	R$ 52,028	R$ (229,964)
Adjustments to reconcile profit (loss) with the net cash generated by (used in) operating activities:
Deferred tax			(122,748)	22,681	(119,706)
Depreciation and amortization			74,391
(Gains) losses on equity investments			(37,983)	(66,709)	352,078
Non-cash management services			(92)	19	11
Non-cash finance costs			3,455	877
Changes in operating assets:
Trade receivable			9,484
Current tax assets			13,654
Dividends receivable and other current assets			16,867	(8,184)	(3,524)
Other tax assets			(3,503)
Long-term prepaid expenses and other noncurrent assets			(24,073)		116
Changes in operating liabilities:
Trade payables and other current liabilities			(16,911)	1,841	821
Related parties and other noncurrent liabilities			4,044	145	(476)
Cash generated by (used in) operating activities			134,418	2,698	(644)
Investing activities
Acquisitions of property and equipment			(1,990)
Acquisitions of intangible assets			(110,793)
Payments for business combinations, net of cash acquired			(1,317,120)
Sale of equity investment			33,787
Net cash (used in) investing activities			(1,396,116)
Financing activities
Capital increase			2,497,252		280
Return of capital to common shareholders			(1,075,000)
Dividends paid					(2,910)
Net cash generated by (used in) financing activities			1,422,252		(2,630)
Increase (decrease) in cash and cash equivalents			160,554	2,698	(3,274)
Cash and cash equivalents at beginning of year		R$ 3,541	3,541	843	4,117
Cash and cash equivalents at end of year			164,095	3,541	843
Boa Vista Servicos S A [member]
Operating activities
Profit (loss)		108,023		297,750	175,197
Adjustments to reconcile profit (loss) with the net cash generated by (used in) operating activities:
Depreciation and amortization		115,345		195,583	188,236
Financial expense on loans, borrowings and debentures		702		4,942	8,097
Transaction costs on loans and debentures		0		1,010	1,504
Unwinding of the time value of money		12,033		1,218	470
Expected credit losses on accounts receivable		3,477		815	1,507
Provisions for civil, labor and tax losses		16,581		11,550	21,011
Accrued interest and fines related to provision for contingencies		20		4,094	1,487
Loss on disposal of property and equipment		1,490		6,436	4,404
Impairment losses on non-financial assets		0		0	23,360
Labor obligations – Business combination		0		30,829	33,151
Share of net loss of joint venture accounted for using the equity method		3,010		0	0
Gain on loss of control of subsidiary		(36,072)		0	0
Write - off of leases		0		(7,541)	(38)
Change in fair value of contingent consideration		0		20,676	(79,538)
Others		(183)		(1,204)	360
Expenses with restricted shares plan		1,404		1,006	2,681
Income tax and social contribution - current and deferred		59,064		40,457	60,959
Changes in operating assets:
Current tax assets		(3,374)		(41,749)	(7,257)
Accounts receivable		8,748		(16,578)	(6,655)
Judicial deposits		(1,405)		(10,859)	0
Related parties		(1,243)		260	(276)
Prepaid expenses		(2,892)		(4,112)	1,253
Indemnification asset		(13,333)		478	0
Other assets		3,888		(3,261)	1,221
Changes in operating liabilities:
Accounts payable to suppliers		2,136		14,429	(9,451)
Labor obligations, vacation and social charges		(78,396)		36,625	(1,191)
Taxes payable		(37,110)		20,970	(7,323)
Related parties		145		6,104	(242)
Advances from customers		3,229		(2,366)	847
Other accounts payable		13,236		(1,197)	(225)
Provisions		(9,044)		(7,205)	(4,843)
Cash generated by operating activities		169,479		599,160	408,706
Income tax and social contribution paid		(13,470)		(81,918)	(47,478)
Cash generated by (used in) operating activities		156,009		517,242	361,228
Investing activities
Acquisitions of property and equipment		(5,413)		(1,293)	(2,683)
Acquisitions of intangible assets		(143,448)		(260,179)	(202,533)
Cash effect on loss of control of subsidiary		(15,904)		0	(113,655)
Payments for business combinations		(84,780)		0	(8,000)
Net cash (used in) investing activities		(249,545)		(261,472)	(326,871)
Financing activities
Capital increase		0		0	48,488
Proceeds from funding of loans, borrowings, leases and debentures		0		2,625	4,213
Payment of loans, borrowings, leases and debentures		(2,377)		(73,659)	(102,580)
Interest paid on loans, borrowings and debentures		0		(4,624)	(4,294)
Costs paid on loans, borrowings and debentures		0		(68)	(161)
Share issuance costs		0		0	(1,018)
Dividends and interest on net equity paid		(120,900)		(38,169)	(15,008)
Treasury shares		(4,498)		(9,657)	0
Net cash generated by (used in) financing activities		(127,775)		(123,552)	(70,360)
Increase (decrease) in cash and cash equivalents		(221,311)		132,218	(36,003)
Cash and cash equivalents at beginning of year		1,382,268	1,382,268
Cash and cash equivalents at end of year		1,174,989		1,382,268
Cash and cash equivalents at beginning of year	[1]	1,396,300	R$ 1,396,300	1,264,082	1,300,085
Cash and cash equivalents at end of year	[1]	R$ 1,174,989		R$ 1,396,300	R$ 1,264,082

[1]	Includes R$0 and R$14,032 as of August 7, 2023 and December 31, 2022, respectively, of cash and cash equivalents classified as assets held for sale (see Note 13)